Acquisition costs and other expenditure - Staff and employment costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	17,256	19,004	21,759
Costs of employment
Wages and salaries	$ 1,536	$ 1,435	$ 1,517
Social security costs	67	53	71
Defined benefit schemes		(91)	7
Defined contribution schemes	76	69	77
Total costs of employment	$ 1,679	$ 1,466	$ 1,672
UK & Europe Discontinued Operations (M&G Prudential)
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee		5,672	6,447
Costs of employment
Wages and salaries		$ 573	$ 694
Social security costs		68	84
Defined benefit schemes		(5)	(46)
Defined contribution schemes		41	50
Total costs of employment		$ 677	$ 782
Continuing and discontinued operations
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	17,256	24,676	28,206
Costs of employment
Wages and salaries		$ 2,008	$ 2,211
Social security costs		121	155
Defined benefit schemes		(96)	(39)
Defined contribution schemes		110	127
Total costs of employment		$ 2,143	$ 2,454
Asia and Africa operations
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	12,949	14,206	16,520
Number of commission based sales staff | employee	502	346	119
US
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	3,650	4,014	4,285
Head office function
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	657	784	954